STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Compensation Related Costs [Abstract]
STOCK-BASED COMPENSATION

NOTE－12 STOCK-BASED COMPENSATION

The Company accounts for share-based payment awards in accordance with ASC 718, Compensation—Stock Compensation. The Company measures equity-classified share-based awards at grant-date fair value and recognizes compensation cost over the vesting period, with a corresponding increase to additional paid-in capital. The grant date is the date on which the Company and the grantee reach a mutual understanding of the key terms and conditions of the award.

During the year ended December 31, 2025, the Company granted 3.125 million share-based awards to various Professional Service Providers under which the grantees became entitled to receive 3.125 million shares of the Company’s common stock upon satisfaction of the applicable vesting conditions. The share-based awards provided at the issuance price ranging between U.S.$0.74 and U.S.$0.84 per share and were recognized upon the vesting conditions were satisfied during the year. The Company determined that these awards are equity-classified because settlement is in the Company’s equity instruments and the awards do not require liability classification. For the year ended December 31, 2025, the Company recognized share-based compensation expense of $ 2.4 million which was recorded in the consolidated statements of operations and comprehensive income. As of December 31, 2025, there was no unrecognized compensation cost or unsatisfied vesting conditions related to these awards recorded in the consolidated statement of operations and comprehensive income.

The Company notes that the fixed contractual exercise price of U.S.$1.28 per share was higher than the market price of the Company’s common stock on the respective issuance dates. Because the award is equity-classified, this difference did not result in remeasurement, an additional compensation charge, or a loss on issuance on the issuance date. Rather, compensation cost for the award was measured based on the grant-date fair value of the award and recognized over the vesting period. If the Company were to modify the terms of the award, any resulting incremental fair value would be accounted for as an award modification under ASC 718, Compensation—Stock Compensation.